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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------

Check here if Amendment             [  ] Amendment Number:
                                                           --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MSD Capital, L.P.
            ------------------------------------------
Address:    645 Fifth Avenue, 21st Floor
            ------------------------------------------
            New York, NY 10022
            ------------------------------------------


 Form 13F File Number: 28-    5391
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
          --------------------------------------------
Title:    General Counsel, MSD Capital, L.P.
          --------------------------------------------
Phone:    (212) 303-1668
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                New York, NY                    May 16, 2005
---------------------  ------------------------------------    -----------------
     [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                  8
                                              -----------------------

Form 13F Information Table Value Total:               401,090
                                              -----------------------
                                                    (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC     COM         237266101      37,092     9,296,127   SH              SOLE                9,296,127    0       0
DOLLAR THRIFTY
  AUTOMOTIVE GP      COM         256743105      76,332     2,328,600   SH              SOLE                2,328,600    0       0
GREENFIELD
  ONLINE INC         COM         395150105      17,060       868,193   SH              SOLE                  868,193    0       0
IHOP CORP            COM         449623107     100,133     2,100,100   SH              SOLE                2,100,100    0       0
NORTHWESTERN
  CORP             COM NEW       668074305      48,760     1,849,054   SH              SOLE                1,849,054    0       0
STEAK N SHAKE CO     COM         857873103      44,383     2,293,700   SH              SOLE                2,293,700    0       0
TYLER
  TECHNOLOGIES
  INC                COM         902252105      24,787     3,257,123   SH              SOLE                3,257,123    0       0
U S I HLDGS          COM         90333H101      52,543     4,460,396   SH              SOLE                4,460,396    0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.